LEASES - Lessor - Net investment in direct financing and sales-type leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Lessor, Lease, Description [Line Items]
Interest income from direct financing and sales-type leases	¥ 5,389	$ 781	¥ 45,644	¥ 85,285
Net investment in direct financing and sales-type leases
Total minimum lease payments receivable	136,188		605,285		$ 19,745
Minimum lease payments receivable	136,188		605,285		19,745
Less: Allowance for credit losses	(42,313)		(27,159)		(6,135)
Net minimum lease payments receivable	93,875		578,126		13,610
Less: Unearned income	(10,620)		(44,333)		(1,539)
Net investment in financing leases	83,255		533,793		12,071
Current portion	43,067		298,364		6,244
Non-current portion	¥ 40,188		¥ 235,429		$ 5,827
Minimum
Lessor, Lease, Description [Line Items]
Direct financing lease term of contract	2 years				2 years
Sales-type lease term of contract	2 years				2 years
Maximum
Lessor, Lease, Description [Line Items]
Direct financing lease term of contract	10 years				10 years
Sales-type lease term of contract	10 years				10 years